Summarised financial information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised Financial Information of Income Statement

	Summarised Financial Information
Year ended 31 December 2023	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(642)	3	4	—	—	5
Dividend income	4,950	—	1	—	5,234	424
Net finance income/(costs)	488	(204)	857	1	(538)	—
Profit/(loss) before taxation	4,796	(201)	862	1	4,696	429
Taxation on ordinary activities	(25)	22	17	—	127	(1)
Profit/(loss) for the year	4,771	(179)	879	1	4,823	428
Intercompany Transactions – Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(120)	(1)	—	—	30	—
Transactions with non-issuer/non-guarantor subsidiaries net finance income	293	768	1,445	—	26	—
Dividend income from non-issuer/non-guarantor subsidiaries	4,950	—	—	—	5,234	424

	Summarised Financial Information
Year ended 31 December 2022	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(115)	(1)	(2)	—	5	1
Dividend income	7,515	—	—	—	4,835	148
Net finance income/(costs)	264	(52)	187	—	(500)	—
Profit/(loss) before taxation	7,664	(53)	185	—	4,340	149
Taxation on ordinary activities	(10)	(9)	(21)	—	110	—
Profit/(loss) for the year	7,654	(62)	164	—	4,450	149
Intercompany Transactions – Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(116)	(1)	(2)	—	47	—
Transactions with non-issuer/non-guarantor subsidiaries net finance income	52	815	732	—	25	—
Dividend income from non-issuer/non-guarantor subsidiaries	7,515	—	—	—	4,835	148

Summarised Financial Information of Balance Sheet

	Summarised Financial Information
As at 31 December 2023	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Balance Sheet
Non-current assets	1,917	20,691	2,238	1,422	318	43
Current assets	9,128	12,739	43,431	790	942	10
Non-current liabilities	1,580	18,266	12,901	1,422	9,163	11
Non-current borrowings	1,571	18,101	12,662	1,422	9,113	—
Other non-current liabilities	9	165	239	—	50	11
Current liabilities	339	15,137	30,091	789	1,301	4
Current borrowings	39	15,102	29,512	788	597	2
Other current liabilities	300	35	579	1	704	2
Intercompany Transactions – Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,074	16,837	43,279	—	1,229	10
Amounts due to non-issuer/non-guarantor subsidiaries	—	3,735	25,686	—	18	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	25,185	1,537

	Summarised Financial Information
As at 31 December 2022	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Balance Sheet
Non-current assets	1,917	20,962	2,480	1,500	405	45
Current assets	9,166	7,947	42,748	22	1,135	8
Non-current liabilities	1,580	20,018	14,058	1,500	10,094	12
Non-current borrowings	1,572	19,762	13,510	1,500	10,033	—
Other non-current liabilities	8	256	548	—	61	12
Current liabilities	55	8,749	29,379	21	1,011	1
Current borrowings	23	8,657	28,525	21	568	1
Other current liabilities	32	92	854	—	443	—
Intercompany Transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,117	17,003	42,752	—	700	8
Amounts due to non-issuer/non-guarantor subsidiaries	5	3,890	22,702	—	34	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	26,690	1,573

Summary of Unconsolidated Equity Results	BAT p.l.c.’s unconsolidated contribution to the Group’s consolidated equity results is shown below:
BAT p.l.c.

As at 31 December	2023 £m	2022 £m
Total equity	36,360	36,682
Share capital	614	614
Share premium	112	113
Perpetual hybrid bonds	1,685	1,685
Other equity	33,949	34,270